Schedule of Notes Payable Outstanding Balance (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Short-term Debt [Line Items]
Current notes payable	$ 3,002,174	$ 18,546
P P P Loan [Member]
Short-term Debt [Line Items]
Notes payable	558,891
Non-current notes payable	(588,891)
Nonconvertible Notes Related Party [Member]
Short-term Debt [Line Items]
Notes payable	834,653	12,000
Non-current notes payable	(509,972)
Nonconvertible Notes Non Related [Member]
Short-term Debt [Line Items]
Notes payable	1,745,000
Non-current notes payable	(174,620)
Convertible Notes Related Party [Member]
Short-term Debt [Line Items]
Notes payable	29,970	$ 6,546
Convertible Notes Non Related [Member]
Short-term Debt [Line Items]
Notes payable	$ 1,107,143